Related Party (Details Narrative) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Due to related party	$ 28,953		$ 23,669
Xing Group [Member]
Due to related party		$ 9,775,000	$ 4,650,000	$ 4,150,000